Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Concentration of Risk and Financial Instruments [Abstract]
Derivative Instruments
	Notional amount	Fair value
	U.S. Dollars
Options

Buy put options (Buy dollars and Sell NIS)	200	7

Sell call options (Sell dollars and Buy NIS)	200	-